LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–98.66%
Advertising–0.25%
Interpublic Group 3.75% 10/1/21	200,000	$ 206,312
Omnicom Group 3.63% 5/1/22	200,000	209,451
WPP Finance 3.63% 9/7/22	200,000	209,891
		625,654
Aerospace & Defense–1.33%
Boeing
2.13% 3/1/22	200,000	201,444
2.70% 5/1/22	240,000	244,725
4.51% 5/1/23	750,000	789,562
General Dynamics
2.25% 11/15/22	150,000	155,469
3.38% 5/15/23	350,000	376,144
L3Harris Technologies 3.85% 6/15/23	300,000	324,777
Lockheed Martin 2.50% 11/23/20	120,000	120,152
Northrop Grumman
2.55% 10/15/22	400,000	416,505
3.25% 8/1/23	300,000	324,177
Raytheon Technologies
2.50% 12/15/22	200,000	207,482
2.80% 3/15/22	200,000	206,196
		3,366,633
Agriculture–1.34%
Altria Group
2.85% 8/9/22	500,000	520,252
3.49% 2/14/22	250,000	259,791
BAT Capital 2.76% 8/15/22	650,000	673,590
Bunge Limited Finance 3.00% 9/25/22	200,000	207,890
Philip Morris International
1.13% 5/1/23	385,000	390,883
2.38% 8/17/22	200,000	206,010
2.50% 11/2/22	600,000	624,597
Reynolds American
4.00% 6/12/22	200,000	210,794
4.85% 9/15/23	250,000	278,914
		3,372,721
Airlines–0.19%
Southwest Airline 4.75% 5/4/23	460,000	491,215
		491,215
Apparel–0.09%
Ralph Lauren 1.70% 6/15/22	25,000	25,448
VF 2.05% 4/23/22	200,000	205,027
		230,475
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–3.87%
American Honda Finance
0.65% 9/8/23	190,000	$ 189,934
0.88% 7/7/23	365,000	367,976
1.95% 5/20/22	65,000	66,609
2.05% 1/10/23	550,000	568,497
2.20% 6/27/22	200,000	206,167
2.60% 11/16/22	200,000	208,851
3.38% 12/10/21	250,000	258,570
General Motors Financial
1.70% 8/18/23	205,000	205,769
3.15% 6/30/22	250,000	256,796
3.25% 1/5/23	250,000	258,357
3.45% 1/14/22	700,000	717,897
3.45% 4/10/22	650,000	668,246
3.55% 7/8/22	200,000	206,831
4.15% 6/19/23	350,000	370,966
4.20% 11/6/21	150,000	154,877
5.20% 3/20/23	375,000	406,791
PACCAR Financial
0.35% 8/11/23	400,000	399,393
0.80% 6/8/23	30,000	30,210
1.90% 2/7/23	200,000	206,855
2.00% 9/26/22	65,000	67,014
2.65% 5/10/22	100,000	103,632
2.65% 4/6/23	65,000	68,517
Toyota Motor
0.45% 7/22/22	350,000	350,714
0.50% 8/14/23	560,000	560,135
1.15% 5/26/22	200,000	202,519
1.80% 10/7/21	100,000	101,425
2.16% 7/2/22	305,000	314,362
2.60% 1/11/22	200,000	205,869
2.65% 4/12/22	600,000	620,553
2.70% 1/11/23	350,000	367,132
2.90% 3/30/23	630,000	668,373
3.45% 9/20/23	350,000	379,960
		9,759,797
Banks–34.41%
Australia & New Zealand Banking Group
2.05% 11/21/22	500,000	517,399
2.63% 11/9/22	400,000	419,288
Banco Bilbao Vizcaya Argentaria 0.88% 9/18/23	200,000	199,763
Banco Santander
3.13% 2/23/23	200,000	209,488
3.50% 4/11/22	200,000	207,443
3.85% 4/12/23	400,000	427,117
Bank of America
μ1.49% 5/19/24	950,000	966,262
2.50% 10/21/22	300,000	306,321
μ2.82% 7/21/23	650,000	674,941
μ2.88% 4/24/23	150,000	155,112
μ3.00% 12/20/23	1,100,000	1,154,918
LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
μ3.12% 1/20/23	100,000	$ 103,240
3.30% 1/11/23	500,000	530,845
μ3.34% 1/25/23	550,000	570,705
μ3.55% 3/5/24	700,000	745,603
μ3.86% 7/23/24	900,000	974,615
4.10% 7/24/23	300,000	329,097
5.70% 1/24/22	200,000	213,807
Bank of Montreal
2.05% 11/1/22	290,000	299,923
2.35% 9/11/22	550,000	571,705
2.55% 11/6/22	200,000	208,888
Bank of New York Mellon
1.85% 1/27/23	190,000	196,033
1.95% 8/23/22	210,000	216,414
2.20% 8/16/23	300,000	314,803
2.60% 2/7/22	400,000	411,556
μ2.66% 5/16/23	150,000	155,355
3.50% 4/28/23	400,000	431,148
Bank of Nova Scotia
0.55% 9/15/23	400,000	399,320
1.63% 5/1/23	450,000	461,539
1.95% 2/1/23	200,000	206,696
2.00% 11/15/22	500,000	516,315
2.38% 1/18/23	200,000	208,302
Barclays
3.68% 1/10/23	300,000	309,256
μ4.34% 5/16/24	200,000	214,695
μ4.61% 2/15/23	500,000	523,341
Barclays Bank 1.70% 5/12/22	700,000	711,453
BBVA USA 3.50% 6/11/21	250,000	254,530
BNP Paribas 3.25% 3/3/23	250,000	266,863
BPCE 2.75% 12/2/21	250,000	256,919
Canadian Imperial Bank of Commerce
0.95% 6/23/23	505,000	509,624
2.55% 6/16/22	200,000	207,582
μ2.61% 7/22/23	400,000	414,532
Citigroup
μ1.68% 5/15/24	700,000	717,045
μ2.31% 11/4/22	200,000	203,902
2.70% 10/27/22	750,000	781,826
2.75% 4/25/22	450,000	465,017
μ2.88% 7/24/23	1,000,000	1,037,602
2.90% 12/8/21	600,000	616,409
μ3.14% 1/24/23	500,000	515,847
3.50% 5/15/23	250,000	266,583
μ4.04% 6/1/24	500,000	540,201
Citizens Bank 3.25% 2/14/22	500,000	518,178
Comerica 3.70% 7/31/23	300,000	324,915
Cooperatieve Rabobank
2.75% 1/10/22	200,000	206,193
2.75% 1/10/23	250,000	262,812
3.88% 2/8/22	650,000	680,859
3.95% 11/9/22	500,000	531,252
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Credit Suisse
1.00% 5/5/23	1,450,000	$ 1,465,051
2.10% 11/12/21	250,000	254,707
2.80% 4/8/22	500,000	517,735
Credit Suisse Group Funding Guernsey 3.80% 9/15/22	750,000	792,726
Deutsche Bank
μ2.22% 9/18/24	765,000	770,021
3.30% 11/16/22	300,000	310,221
3.95% 2/27/23	150,000	157,544
4.25% 10/14/21	550,000	565,407
5.00% 2/14/22	350,000	366,118
Discover Bank
3.35% 2/6/23	300,000	317,328
4.20% 8/8/23	250,000	273,547
Fifth Third Bancorp
1.63% 5/5/23	70,000	71,872
2.60% 6/15/22	250,000	258,450
Fifth Third Bank 1.80% 1/30/23	250,000	257,147
First Horizon National 3.55% 5/26/23	100,000	105,222
μFirst Republic Bank 1.91% 2/12/24	250,000	256,940
FNB 2.20% 2/24/23	170,000	171,506
Goldman Sachs Group
μ2.88% 10/31/22	650,000	665,535
μ2.91% 6/5/23	700,000	724,981
μ2.91% 7/24/23	600,000	622,086
3.00% 4/26/22	500,000	507,210
3.20% 2/23/23	700,000	740,994
3.63% 1/22/23	850,000	908,558
5.75% 1/24/22	1,150,000	1,227,548
HSBC Holdings
μ3.03% 11/22/23	1,000,000	1,043,071
μ3.26% 3/13/23	600,000	620,390
3.60% 5/25/23	600,000	640,231
μ3.95% 5/18/24	400,000	428,577
Huntington Bancshares 2.30% 1/14/22	150,000	153,261
Huntington National Bank
1.80% 2/3/23	250,000	256,922
3.13% 4/1/22	250,000	259,597
ING Groep 3.15% 3/29/22	400,000	415,082
JPMorgan Chase & Co.
μ0.65% 9/16/24	665,000	665,201
μ1.51% 6/1/24	1,200,000	1,225,958
2.70% 5/18/23	350,000	369,585
μ2.78% 4/25/23	350,000	361,935
3.20% 1/25/23	250,000	265,601
μ3.21% 4/1/23	885,000	919,542
3.25% 9/23/22	300,000	317,067
3.38% 5/1/23	700,000	747,142
μ3.56% 4/23/24	550,000	589,973

LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
μ3.80% 7/23/24	1,000,000	$ 1,083,204
KeyBank
1.25% 3/10/23	600,000	611,043
2.30% 9/14/22	300,000	310,977
2.40% 6/9/22	250,000	258,226
Lloyds Banking Group
μ1.33% 6/15/23	400,000	402,898
μ2.86% 3/17/23	400,000	411,180
μ2.91% 11/7/23	500,000	519,668
3.00% 1/11/22	200,000	205,773
4.05% 8/16/23	550,000	596,587
Manufacturers & Traders Trust 2.50% 5/18/22	250,000	258,474
Mitsubishi UFJ Financial Group
μ0.85% 9/15/24	600,000	600,181
2.62% 7/18/22	550,000	570,028
2.67% 7/25/22	600,000	622,460
3.00% 2/22/22	200,000	206,673
3.22% 3/7/22	250,000	259,444
3.46% 3/2/23	150,000	159,684
3.76% 7/26/23	600,000	649,457
Mizuho Financial Group
μ0.85% 9/8/24	550,000	548,358
μ1.24% 7/10/24	200,000	201,556
2.60% 9/11/22	450,000	467,197
μ2.72% 7/16/23	200,000	207,122
2.95% 2/28/22	400,000	413,381
Morgan Stanley
2.63% 11/17/21	600,000	614,961
2.75% 5/19/22	800,000	829,035
3.13% 1/23/23	600,000	634,472
μ3.74% 4/24/24	800,000	860,877
3.75% 2/25/23	750,000	805,031
4.10% 5/22/23	500,000	540,428
4.88% 11/1/22	400,000	432,431
MUFG Union Bank
2.10% 12/9/22	250,000	258,290
3.15% 4/1/22	250,000	259,464
National Australia Bank
1.88% 12/13/22	250,000	258,192
3.38% 9/20/21	250,000	256,927
3.63% 6/20/23	500,000	541,524
3.70% 11/4/21	250,000	258,894
National Bank of Canada
μ0.90% 8/15/23	250,000	250,989
2.10% 2/1/23	250,000	258,440
μNatwest Group 4.52% 6/25/24	400,000	431,101
Northern Trust 3.38% 8/23/21	250,000	257,003
PNC Bank
2.45% 7/28/22	400,000	414,372
2.63% 2/17/22	250,000	257,559
2.70% 11/1/22	250,000	261,155
2.95% 1/30/23	500,000	526,397
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
PNC Bank (continued)
3.50% 6/8/23	250,000	$ 269,082
3.80% 7/25/23	300,000	326,867
PNC Financial Services Group 3.30% 3/8/22	200,000	207,928
Regions Financial
2.75% 8/14/22	200,000	207,933
3.80% 8/14/23	350,000	379,453
Royal Bank of Canada
1.60% 4/17/23	450,000	461,777
1.95% 1/17/23	405,000	418,580
2.80% 4/29/22	350,000	363,087
Royal Bank of Scotland Group
μ2.36% 5/22/24	400,000	410,396
μ3.50% 5/15/23	400,000	414,255
3.88% 9/12/23	800,000	859,168
Santander Holdings USA
3.70% 3/28/22	450,000	466,439
4.45% 12/3/21	30,000	31,188
Santander UK
2.10% 1/13/23	550,000	567,553
3.57% 1/10/23	200,000	206,322
3.75% 11/15/21	200,000	207,033
Skandinaviska Enskilda Banken 2.80% 3/11/22	250,000	258,470
Sumitomo Mitsui Financial Group
2.44% 10/19/21	350,000	357,550
2.78% 7/12/22	250,000	259,789
2.78% 10/18/22	400,000	417,736
2.85% 1/11/22	500,000	514,895
3.10% 1/17/23	750,000	791,784
Synchrony Bank 3.00% 6/15/22	300,000	309,764
Synovus Financial 3.13% 11/1/22	250,000	256,562
Toronto-Dominion Bank
0.45% 9/11/23	400,000	399,233
0.75% 6/12/23	460,000	462,635
1.90% 12/1/22	200,000	206,429
3.50% 7/19/23	300,000	325,658
Truist Bank
1.25% 3/9/23	900,000	916,127
2.45% 8/1/22	200,000	207,183
2.80% 5/17/22	150,000	155,629
3.00% 2/2/23	250,000	263,378
μ3.69% 8/2/24	250,000	271,413
Truist Financial
2.20% 3/16/23	250,000	260,073
2.75% 4/1/22	250,000	258,257
3.05% 6/20/22	500,000	521,514
US Bancorp
2.63% 1/24/22	350,000	359,976
2.95% 7/15/22	350,000	365,448

LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
US Bank
1.80% 1/21/22	250,000	$ 254,752
1.95% 1/9/23	250,000	258,521
2.65% 5/23/22	250,000	259,202
2.85% 1/23/23	250,000	263,563
3.40% 7/24/23	450,000	485,816
Wells Fargo & Co.
μ1.65% 6/2/24	775,000	789,245
2.63% 7/22/22	900,000	933,619
3.07% 1/24/23	500,000	515,694
3.45% 2/13/23	250,000	264,936
3.50% 3/8/22	450,000	469,020
4.13% 8/15/23	250,000	272,331
Wells Fargo Bank
3.55% 8/14/23	1,000,000	1,082,840
3.63% 10/22/21	700,000	721,763
Westpac Banking
2.00% 1/13/23	395,000	409,445
2.50% 6/28/22	250,000	259,601
2.75% 1/11/23	450,000	474,511
2.80% 1/11/22	200,000	206,371
		86,857,893
Beverages–1.72%
Anheuser-Busch InBev Finance 3.30% 2/1/23	550,000	582,369
Coca-Cola 2.50% 4/1/23	250,000	263,968
Constellation Brands
2.70% 5/9/22	200,000	206,475
4.25% 5/1/23	450,000	490,770
Diageo Capital 2.63% 4/29/23	350,000	367,150
Diageo Investment 2.88% 5/11/22	200,000	207,875
Keurig Dr Pepper 4.06% 5/25/23	500,000	543,624
Molson Coors Beverage 3.50% 5/1/22	200,000	207,926
PepsiCo
0.75% 5/1/23	265,000	267,859
2.25% 5/2/22	200,000	205,645
2.75% 3/5/22	300,000	310,385
3.10% 7/17/22	650,000	680,004
		4,334,050
Biotechnology–1.26%
Amgen
2.65% 5/11/22	550,000	568,601
3.63% 5/15/22	400,000	417,698
3.88% 11/15/21	248,571	255,780
Biogen 3.63% 9/15/22	200,000	212,188
Gilead Sciences
0.75% 9/29/23	465,000	465,946
1.95% 3/1/22	450,000	459,863
2.50% 9/1/23	250,000	263,004
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Gilead Sciences (continued)
4.40% 12/1/21	200,000	$ 207,405
Royalty Pharma 0.75% 9/2/23	335,000	334,085
		3,184,570
Building Materials–0.27%
Carrier Global 1.92% 2/15/23	175,000	180,047
Fortune Brands Home & Security 4.00% 9/21/23	250,000	273,364
Masco 5.95% 3/15/22	200,000	214,569
		667,980
Chemicals–1.13%
Air Products & Chemicals 3.00% 11/3/21	100,000	102,732
Celanese US Holdings 5.88% 6/15/21	200,000	207,059
DuPont de Nemours 2.17% 5/1/23	490,000	494,559
Eastman Chemical
3.50% 12/1/21	70,000	72,127
3.60% 8/15/22	200,000	209,778
Ecolab 2.38% 8/10/22	200,000	207,120
Linde 2.20% 8/15/22	350,000	360,352
LYB International Finance 4.00% 7/15/23	250,000	270,818
LyondellBasell Industries 6.00% 11/15/21	200,000	209,290
Mosaic 3.25% 11/15/22	200,000	209,006
Nutrien
1.90% 5/13/23	85,000	87,738
3.50% 6/1/23	200,000	213,429
Sherwin-Williams 4.20% 1/15/22	200,000	207,528
		2,851,536
Commercial Services–0.64%
Cintas No. 2 2.90% 4/1/22	100,000	103,437
Equifax 3.60% 8/15/21	185,000	189,855
Global Payments 4.00% 6/1/23	200,000	216,978
Moody's 2.63% 1/15/23	200,000	209,076
PayPal Holdings
1.35% 6/1/23	395,000	403,440
2.20% 9/26/22	280,000	289,456
RELX Capital 3.50% 3/16/23	200,000	212,695
		1,624,937
Computers–3.54%
Apple
0.75% 5/11/23	1,035,000	1,043,926
1.70% 9/11/22	750,000	770,255
2.10% 9/12/22	450,000	464,973
2.15% 2/9/22	200,000	205,038

LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple (continued)
2.30% 5/11/22	200,000	$ 206,149
2.40% 1/13/23	200,000	208,885
2.40% 5/3/23	650,000	683,971
2.50% 2/9/22	200,000	205,688
2.85% 2/23/23	500,000	527,630
Dell International
4.42% 6/15/21	212,000	217,008
5.45% 6/15/23	700,000	767,438
DXC Technology 4.00% 4/15/23	200,000	210,595
Hewlett Packard Enterprise
3.50% 10/5/21	250,000	257,111
4.40% 10/15/22	400,000	427,419
HP 4.05% 9/15/22	250,000	266,856
IBM Credit
3.00% 2/6/23	250,000	265,681
3.60% 11/30/21	450,000	467,048
International Business Machines
1.88% 8/1/22	400,000	411,854
2.85% 5/13/22	750,000	780,811
2.88% 11/9/22	200,000	210,919
Leidos 2.95% 5/15/23	55,000	57,787
Seagate HDD Cayman 4.75% 6/1/23	250,000	271,758
		8,928,800
Cosmetics & Personal Care–0.82%
Colgate-Palmolive
2.25% 11/15/22	250,000	260,135
2.30% 5/3/22	200,000	206,221
Procter & Gamble
1.70% 11/3/21	200,000	203,064
2.15% 8/11/22	450,000	465,919
3.10% 8/15/23	200,000	215,146
Unilever Capital
0.38% 9/14/23	300,000	300,521
2.20% 5/5/22	200,000	205,679
3.00% 3/7/22	200,000	207,633
		2,064,318
Diversified Financial Services–4.69%
AerCap Ireland Capital
3.30% 1/23/23	550,000	551,859
3.95% 2/1/22	200,000	202,475
4.45% 12/16/21	300,000	306,511
4.50% 9/15/23	500,000	515,118
5.00% 10/1/21	150,000	154,603
Air Lease
2.25% 1/15/23	800,000	801,667
2.63% 7/1/22	200,000	202,422
3.88% 4/1/21	200,000	201,951
Aircastle
5.13% 3/15/21	60,000	60,876
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Aircastle (continued)
5.50% 2/15/22	200,000	$ 204,492
Ally Financial
1.45% 10/2/23	65,000	64,838
3.05% 6/5/23	385,000	400,036
4.13% 2/13/22	100,000	103,750
American Express
2.50% 8/1/22	350,000	362,431
2.65% 12/2/22	200,000	209,502
2.75% 5/20/22	300,000	310,253
3.40% 2/27/23	650,000	691,930
3.70% 11/5/21	305,000	314,999
3.70% 8/3/23	600,000	649,906
American Express Credit 2.70% 3/3/22	350,000	361,052
Ameriprise Financial 3.00% 3/22/22	35,000	36,316
BlackRock 3.38% 6/1/22	200,000	209,987
Blackstone / GSO Secured Lending Fund 3.65% 7/14/23	100,000	100,769
Capital One Bank 3.38% 2/15/23	1,000,000	1,056,788
Capital One Financial
2.60% 5/11/23	671,000	702,171
3.20% 1/30/23	250,000	263,905
Charles Schwab 2.65% 1/25/23	200,000	209,685
CME Group 3.00% 9/15/22	200,000	209,989
Discover Financial Services 3.85% 11/21/22	200,000	213,262
Intercontinental Exchange
0.70% 6/15/23	175,000	175,426
2.35% 9/15/22	200,000	206,884
3.45% 9/21/23	200,000	215,960
Jefferies Group 5.13% 1/20/23	150,000	163,299
Mastercard 2.00% 11/21/21	100,000	101,829
ORIX 2.90% 7/18/22	200,000	207,031
Synchrony Financial 2.85% 7/25/22	200,000	206,000
Visa
2.15% 9/15/22	400,000	414,051
2.80% 12/14/22	250,000	262,723
Western Union 3.60% 3/15/22	200,000	207,305
		11,834,051
Electric–4.60%
Alabama Power 2.45% 3/30/22	500,000	513,807
Ameren Illinois 2.70% 9/1/22	200,000	207,166
American Electric Power 3.65% 12/1/21	285,000	295,100
Berkshire Hathaway Energy 2.80% 1/15/23	300,000	315,564

LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
CenterPoint Energy
2.50% 9/1/22	200,000	$ 206,675
3.60% 11/1/21	160,000	165,203
Dominion Energy 2.75% 9/15/22	200,000	207,144
DTE Energy
0.55% 11/1/22	145,000	144,950
2.25% 11/1/22	100,000	103,381
2.60% 6/15/22	270,000	278,855
Duke Energy
3.05% 8/15/22	200,000	208,220
3.55% 9/15/21	250,000	255,517
Duke Energy Carolinas 3.35% 5/15/22	250,000	262,135
Duke Energy Progress 2.80% 5/15/22	350,000	361,728
Edison International
2.40% 9/15/22	200,000	203,864
3.13% 11/15/22	55,000	56,724
Entergy 4.00% 7/15/22	250,000	263,675
Eversource Energy 2.75% 3/15/22	500,000	515,765
Exelon 3.50% 6/1/22	500,000	522,969
FirstEnergy 2.85% 7/15/22	350,000	358,732
Georgia Power 2.85% 5/15/22	200,000	207,189
National Rural Utilities Cooperative Finance 1.75% 1/21/22	570,000	580,752
NextEra Energy Capital Holdings
1.95% 9/1/22	200,000	206,044
2.80% 1/15/23	200,000	210,004
2.90% 4/1/22	275,000	284,732
Ohio Power 5.38% 10/1/21	200,000	209,694
Oncor Electric Delivery 7.00% 9/1/22	200,000	224,928
Pacific Gas and Electric
1.75% 6/16/22	755,000	755,730
4.25% 8/1/23	250,000	266,268
PECO Energy 1.70% 9/15/21	200,000	202,516
PPL Capital Funding 3.40% 6/1/23	150,000	159,729
PPL Electric Utilities 3.00% 9/15/21	200,000	203,807
PSEG Power 3.85% 6/1/23	150,000	161,374
Public Service Enterprise Group 2.65% 11/15/22	600,000	625,630
Public Service of Colorado 2.25% 9/15/22	200,000	205,621
Puget Energy 5.63% 7/15/22	200,000	214,456
Sempra Energy 2.85% 11/15/20	200,000	200,168
Southern 2.95% 7/1/23	250,000	265,651
Southern California Edison 2.90% 3/1/21	150,000	151,590
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Virginia Electric and Power 2.75% 3/15/23	300,000	$ 314,271
WEC Energy Group
0.55% 9/15/23	350,000	350,893
3.10% 3/8/22	70,000	72,703
Xcel Energy 0.50% 10/15/23	80,000	79,913
		11,600,837
Electrical Components & Equipment–0.08%
Emerson Electric 2.63% 12/1/21	200,000	205,165
		205,165
Electronics–0.99%
Agilent Technologies 3.88% 7/15/23	350,000	378,959
Arrow Electronics 3.50% 4/1/22	200,000	206,781
Flex 5.00% 2/15/23	200,000	217,661
Honeywell International
0.48% 8/19/22	555,000	555,877
1.85% 11/1/21	400,000	406,316
2.15% 8/8/22	195,000	201,424
Roper Technologies
0.45% 8/15/22	50,000	49,991
2.80% 12/15/21	150,000	153,790
3.65% 9/15/23	300,000	326,039
		2,496,838
Environmental Control–0.32%
Republic Services
3.55% 6/1/22	250,000	260,799
4.75% 5/15/23	200,000	219,941
Waste Management 2.40% 5/15/23	300,000	313,418
		794,158
Food–1.21%
Campbell Soup 3.65% 3/15/23	300,000	321,156
Conagra Brands
3.20% 1/25/23	250,000	263,277
3.80% 10/22/21	160,000	165,442
General Mills 2.60% 10/12/22	200,000	208,098
Hershey 3.38% 5/15/23	200,000	215,122
JM Smucker 3.00% 3/15/22	200,000	207,380
Kellogg 3.13% 5/17/22	200,000	208,129
Kroger
2.80% 8/1/22	250,000	259,730
2.95% 11/1/21	200,000	205,129
McCormick & Co. 2.70% 8/15/22	200,000	208,253
Mondelez International
0.63% 7/1/22	270,000	270,931
2.13% 4/13/23	50,000	51,894

LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Mondelez International (continued)
3.63% 5/7/23	200,000	$ 216,606
Tyson Foods 4.50% 6/15/22	250,000	264,727
		3,065,874
Hand Machine Tool–0.13%
Stanley Black & Decker 2.90% 11/1/22	300,000	314,941
		314,941
Health Care Products–0.57%
Abbott Laboratories 2.55% 3/15/22	200,000	206,482
Covidien International Finance 3.20% 6/15/22	200,000	208,019
DH Europe Finance II Sarl 2.05% 11/15/22	150,000	154,694
Medtronic 3.15% 3/15/22	445,000	462,769
Thermo Fisher Scientific 3.00% 4/15/23	200,000	211,527
Zimmer Biomet Holdings 3.15% 4/1/22	200,000	206,856
		1,450,347
Health Care Services–1.37%
Aetna
2.75% 11/15/22	200,000	208,105
2.80% 6/15/23	300,000	316,121
Anthem
3.13% 5/15/22	400,000	417,137
3.30% 1/15/23	250,000	264,765
HCA 4.75% 5/1/23	250,000	272,705
Humana 2.90% 12/15/22	200,000	209,216
Laboratory Corp of America Holdings 3.20% 2/1/22	250,000	258,668
UnitedHealth Group
2.38% 10/15/22	150,000	155,967
2.88% 12/15/21	100,000	103,094
2.88% 3/15/22	450,000	463,622
2.88% 3/15/23	200,000	211,846
3.35% 7/15/22	250,000	263,423
3.38% 11/15/21	100,000	102,593
3.50% 6/15/23	200,000	216,106
		3,463,368
Home Builders–0.19%
DR Horton 4.75% 2/15/23	250,000	270,669
NVR 3.95% 9/15/22	200,000	211,283
		481,952
Home Furnishings–0.08%
Whirlpool 4.70% 6/1/22	200,000	212,471
		212,471
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Wares–0.18%
Church & Dwight 2.45% 8/1/22	200,000	$ 206,368
Clorox 3.80% 11/15/21	100,000	103,826
Kimberly-Clark 2.40% 3/1/22	150,000	154,296
		464,490
Insurance–1.39%
Aflac 3.63% 6/15/23	250,000	271,164
American International Group 4.88% 6/1/22	400,000	428,746
Aon 2.20% 11/15/22	65,000	67,250
Berkshire Hathaway
2.20% 3/15/21	200,000	201,440
2.75% 3/15/23	500,000	526,665
3.40% 1/31/22	200,000	208,097
Chubb INA Holdings 2.88% 11/3/22	250,000	261,487
Equitable Holdings 3.90% 4/20/23	250,000	268,627
Marsh & McLennan 2.75% 1/30/22	200,000	205,762
MetLife 4.37% 9/15/23	250,000	278,367
Prudential Financial
4.50% 11/16/21	150,000	157,000
μ5.63% 6/15/43	200,000	212,410
μ5.88% 9/15/42	200,000	210,623
WR Berkley 4.63% 3/15/22	200,000	211,237
		3,508,875
Internet–1.38%
Alibaba Group Holding 3.13% 11/28/21	400,000	410,472
Amazon.com
0.40% 6/3/23	235,000	236,068
2.40% 2/22/23	600,000	629,010
2.50% 11/29/22	250,000	260,621
Baidu
2.88% 7/6/22	250,000	257,166
3.50% 11/28/22	200,000	209,653
3.88% 9/29/23	300,000	321,780
E*TRADE Financial 2.95% 8/24/22	200,000	208,349
eBay 3.80% 3/9/22	750,000	784,328
TD Ameritrade Holding 2.95% 4/1/22	150,000	155,055
		3,472,502
Investment Company Security–0.18%
Ares Capital
3.50% 2/10/23	200,000	205,276
3.63% 1/19/22	250,000	257,229
		462,505

LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel–0.08%
Nucor 4.13% 9/15/22	200,000	$ 212,127
		212,127
Lodging–0.10%
Marriott International 2.30% 1/15/22	250,000	251,861
		251,861
Machinery Construction & Mining–1.01%
ABB Finance USA 2.88% 5/8/22	250,000	259,970
Caterpillar Financial Services
0.45% 9/14/23	380,000	379,988
0.65% 7/7/23	400,000	401,622
0.95% 5/13/22	250,000	252,283
1.90% 9/6/22	165,000	169,651
1.95% 11/18/22	150,000	154,916
2.40% 6/6/22	250,000	258,408
2.85% 6/1/22	200,000	208,113
2.95% 2/26/22	450,000	466,717
		2,551,668
Machinery Diversified–1.07%
CNH Industrial Capital
1.95% 7/2/23	180,000	182,921
4.88% 4/1/21	300,000	305,788
John Deere Capital
0.70% 7/5/23	125,000	126,039
1.20% 4/6/23	200,000	203,909
1.95% 6/13/22	70,000	71,931
2.15% 9/8/22	250,000	258,455
2.65% 1/6/22	150,000	154,463
2.70% 1/6/23	200,000	210,145
2.75% 3/15/22	350,000	362,388
2.80% 1/27/23	150,000	158,399
2.80% 3/6/23	250,000	264,791
2.95% 4/1/22	160,000	166,261
3.20% 1/10/22	135,000	139,840
Xylem 4.88% 10/1/21	100,000	104,372
		2,709,702
Media–1.40%
Charter Communications Operating 4.46% 7/23/22	700,000	741,070
Comcast Cable Communications Holdings 9.46% 11/15/22	200,000	238,105
Discovery Communications 2.95% 3/20/23	250,000	263,352
Fox 3.67% 1/25/22	290,000	302,276
Time Warner Entertainment 8.38% 3/15/23	400,000	470,050
TWDC Enterprises 18
2.35% 12/1/22	200,000	207,821
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
TWDC Enterprises 18 (continued)
2.45% 3/4/22	350,000	$ 360,129
Viacom 4.25% 9/1/23	400,000	435,723
Walt Disney
1.65% 9/1/22	90,000	92,097
3.00% 9/15/22	400,000	419,831
		3,530,454
Metal Fabricate & Hardware–0.10%
Precision Castparts 2.50% 1/15/23	250,000	260,716
		260,716
Mining–0.19%
BHP Billiton Finance USA 3.25% 11/21/21	250,000	258,162
Newmont 3.70% 3/15/23	200,000	210,333
		468,495
Miscellaneous Manufacturing–0.89%
3M
2.25% 3/15/23	250,000	261,416
2.75% 3/1/22	315,000	325,478
Eaton 2.75% 11/2/22	550,000	576,369
General Electric
2.70% 10/9/22	500,000	517,690
3.10% 1/9/23	400,000	419,735
3.15% 9/7/22	150,000	156,648
		2,257,336
Oil & Gas–4.02%
BP Capital Markets
2.50% 11/6/22	800,000	831,999
3.56% 11/1/21	200,000	206,891
3.99% 9/26/23	250,000	274,436
BP Capital Markets America
2.75% 5/10/23	350,000	368,959
2.94% 4/6/23	85,000	89,899
3.25% 5/6/22	350,000	365,368
Canadian Natural Resources 2.95% 1/15/23	400,000	415,960
Chevron
1.14% 5/11/23	785,000	800,127
2.36% 12/5/22	200,000	207,610
2.50% 3/3/22	450,000	463,129
3.19% 6/24/23	350,000	374,161
Chevron USA
0.33% 8/12/22	260,000	259,985
0.43% 8/11/23	125,000	125,121
EOG Resources 2.63% 3/15/23	250,000	260,419
Exxon Mobil
1.57% 4/15/23	600,000	617,101
1.90% 8/16/22	510,000	525,106
2.40% 3/6/22	200,000	205,310

LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Marathon Oil 2.80% 11/1/22	200,000	$ 204,858
Marathon Petroleum 4.50% 5/1/23	350,000	377,919
Phillips 66
3.70% 4/6/23	40,000	42,816
4.30% 4/1/22	488,000	514,659
Shell International Finance
0.38% 9/15/23	500,000	498,049
2.25% 1/6/23	250,000	260,120
2.38% 8/21/22	200,000	207,571
3.40% 8/12/23	200,000	216,436
Suncor Energy 2.80% 5/15/23	235,000	246,346
Total Capital 4.13% 1/28/21	250,000	253,072
Total Capital Canada 2.75% 7/15/23	250,000	265,647
Total Capital International
2.70% 1/25/23	200,000	209,925
2.88% 2/17/22	200,000	206,740
Valero Energy 2.70% 4/15/23	240,000	249,010
		10,144,749
Oil & Gas Services–0.29%
Baker Hughes 2.77% 12/15/22	355,000	371,167
Halliburton
3.25% 11/15/21	100,000	102,059
3.50% 8/1/23	250,000	264,853
		738,079
Packaging & Containers–0.05%
Bemis 4.50% 10/15/21	118,000	121,342
		121,342
Pharmaceuticals–7.09%
AbbVie
2.15% 11/19/21	520,000	529,704
2.30% 11/21/22	1,265,000	1,309,009
2.90% 11/6/22	550,000	576,680
3.20% 11/6/22	150,000	157,965
3.25% 10/1/22	250,000	261,404
3.38% 11/14/21	415,000	428,536
3.45% 3/15/22	900,000	932,385
AstraZeneca 2.38% 6/12/22	550,000	567,219
Becton Dickinson & Co. 2.89% 6/6/22	600,000	620,715
Bristol-Myers Squibb
2.00% 8/1/22	250,000	257,692
2.60% 5/16/22	450,000	466,824
2.75% 2/15/23	200,000	210,260
3.25% 8/15/22	350,000	368,717
3.25% 2/20/23	250,000	265,883
Cardinal Health
2.62% 6/15/22	200,000	206,386
3.20% 3/15/23	200,000	211,593
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cigna
3.00% 7/15/23	200,000	$ 211,929
3.40% 9/17/21	230,000	236,696
3.75% 7/15/23	500,000	541,799
3.90% 2/15/22	250,000	261,540
CVS Health
2.75% 12/1/22	650,000	677,800
3.50% 7/20/22	400,000	419,522
3.70% 3/9/23	604,000	646,978
Eli Lilly & Co. 2.35% 5/15/22	200,000	206,248
GlaxoSmithKline Capital
0.53% 10/1/23	125,000	125,093
2.85% 5/8/22	200,000	208,071
2.88% 6/1/22	950,000	987,122
3.38% 5/15/23	400,000	430,632
Johnson & Johnson
2.05% 3/1/23	300,000	311,665
2.25% 3/3/22	200,000	205,199
McKesson 3.65% 11/30/20	100,000	100,541
Merck & Co.
2.35% 2/10/22	350,000	360,416
2.40% 9/15/22	200,000	207,450
2.80% 5/18/23	350,000	373,154
Novartis Capital
2.40% 5/17/22	400,000	413,401
2.40% 9/21/22	200,000	208,510
Pfizer
2.20% 12/15/21	600,000	613,876
2.80% 3/11/22	65,000	67,278
3.00% 6/15/23	250,000	267,630
3.20% 9/15/23	250,000	269,769
Sanofi 3.38% 6/19/23	300,000	324,388
Shire Acquisitions Investments Ireland
2.40% 9/23/21	191,000	194,448
2.88% 9/23/23	400,000	424,574
Takeda Pharmaceutical 4.00% 11/26/21	600,000	622,168
Upjohn 1.13% 6/22/22	225,000	226,715
Zoetis
3.25% 8/20/21	25,000	25,614
3.25% 2/1/23	250,000	263,766
3.45% 11/13/20	100,000	100,093
		17,905,057
Pipelines–2.62%
Enbridge 2.90% 7/15/22	200,000	207,577
Energy Transfer Operating
3.60% 2/1/23	300,000	308,327
5.20% 2/1/22	500,000	517,721
Enterprise Products Operating
2.85% 4/15/21	450,000	455,011
3.50% 2/1/22	50,000	51,939
4.05% 2/15/22	300,000	314,524
Kinder Morgan 3.15% 1/15/23	250,000	262,415

LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan Energy Partners
3.50% 3/1/21	200,000	$ 201,429
3.50% 9/1/23	350,000	372,981
5.00% 10/1/21	200,000	206,470
5.80% 3/1/21	150,000	153,266
MPLX
3.38% 3/15/23	400,000	421,453
3.50% 12/1/22	100,000	104,799
ONEOK 7.50% 9/1/23	500,000	573,083
ONEOK Partners 3.38% 10/1/22	250,000	259,704
Plains All American Pipeline 3.65% 6/1/22	200,000	204,810
Sabine Pass Liquefaction
5.63% 4/15/23	400,000	438,123
6.25% 3/15/22	200,000	212,231
Sunoco Logistics Partners Operations 4.65% 2/15/22	250,000	259,061
TransCanada PipeLines 2.50% 8/1/22	350,000	360,932
Williams Companies
3.60% 3/15/22	500,000	517,272
7.88% 9/1/21	200,000	213,188
		6,616,316
Real Estate Investment Trusts–1.89%
American Tower
3.50% 1/31/23	600,000	637,707
4.70% 3/15/22	200,000	211,948
AvalonBay Communities 2.95% 9/15/22	200,000	207,951
Boston Properties 3.85% 2/1/23	300,000	319,450
Camden Property Trust 2.95% 12/15/22	50,000	52,106
CC Holdings 3.85% 4/15/23	350,000	376,912
Crown Castle International 5.25% 1/15/23	400,000	439,506
ERP Operating 4.63% 12/15/21	200,000	207,860
Essex Portfolio 3.25% 5/1/23	200,000	210,546
Kimco Realty 3.40% 11/1/22	250,000	263,140
Omega Healthcare Investors 4.38% 8/1/23	200,000	214,434
Public Storage 2.37% 9/15/22	200,000	206,907
Realty Income 3.25% 10/15/22	250,000	262,216
Realtyome 4.65% 8/1/23	250,000	276,903
Simon Property Group 2.63% 6/15/22	450,000	461,933
SL Green Operating Partnership 3.25% 10/15/22	150,000	153,054
Ventas Realty 3.10% 1/15/23	250,000	259,926
		4,762,499
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail–2.62%
AutoZone
3.13% 7/15/23	200,000	$ 212,609
3.70% 4/15/22	200,000	208,417
Costco Wholesale 2.30% 5/18/22	250,000	257,920
Dollar General 3.25% 4/15/23	250,000	265,271
Dollar Tree 3.70% 5/15/23	300,000	322,595
Home Depot
2.63% 6/1/22	250,000	259,545
2.70% 4/1/23	250,000	263,417
3.25% 3/1/22	200,000	208,322
Lowe's
3.12% 4/15/22	200,000	207,086
3.88% 9/15/23	200,000	218,193
Lowe's Companies 3.75% 4/15/21	200,000	202,023
McDonald's
2.63% 1/15/22	200,000	205,828
2.75% 12/9/20	250,000	250,614
3.35% 4/1/23	200,000	213,521
O'Reilly Automotive 4.88% 1/14/21	200,000	200,298
Starbucks
1.30% 5/7/22	285,000	288,687
2.70% 6/15/22	200,000	206,817
Target 2.90% 1/15/22	200,000	206,919
TJX 2.75% 6/15/21	200,000	202,361
Walgreen 3.10% 9/15/22	250,000	261,711
Walgreens Boots Alliance 3.30% 11/18/21	450,000	461,471
Walmart
2.35% 12/15/22	150,000	156,466
2.55% 4/11/23	350,000	367,486
3.40% 6/26/23	900,000	971,101
		6,618,678
Savings & Loans–0.08%
People's United Financial 3.65% 12/6/22	200,000	211,015
		211,015
Semiconductors–1.41%
Analog Devices 2.50% 12/5/21	150,000	152,837
Broadcom
2.65% 1/15/23	350,000	363,562
3.13% 10/15/22	150,000	156,970
Intel
2.70% 12/15/22	700,000	736,890
3.10% 7/29/22	150,000	157,658
3.30% 10/1/21	350,000	360,367
Microchip Technology
3.92% 6/1/21	200,000	204,350
4.33% 6/1/23	200,000	215,406

LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Micron Technology 2.50% 4/24/23	370,000	$ 384,203
QUALCOMM
2.60% 1/30/23	350,000	366,754
3.00% 5/20/22	250,000	260,522
Texas Instruments 1.85% 5/15/22	200,000	204,934
		3,564,453
Software–2.54%
Adobe 1.70% 2/1/23	210,000	216,527
Fidelity National Information Services 3.50% 4/15/23	250,000	266,193
Fiserv 3.50% 10/1/22	250,000	263,609
Intuit 0.65% 7/15/23	80,000	80,419
Microsoft
2.00% 8/8/23	150,000	156,608
2.38% 2/12/22	550,000	564,290
2.38% 5/1/23	300,000	314,736
2.40% 2/6/22	700,000	719,379
2.65% 11/3/22	100,000	104,586
Oracle
2.40% 9/15/23	500,000	526,127
2.50% 5/15/22	700,000	721,886
2.50% 10/15/22	550,000	573,339
2.63% 2/15/23	750,000	783,339
3.63% 7/15/23	300,000	325,747
salesforce.com 3.25% 4/11/23	250,000	268,013
VMware 2.95% 8/21/22	500,000	520,539
		6,405,337
Telecommunications–1.62%
America Movil 3.13% 7/16/22	250,000	260,393
AT&T
2.63% 12/1/22	350,000	364,554
3.00% 6/30/22	450,000	467,824
Cisco Systems
1.85% 9/20/21	700,000	709,660
2.20% 9/20/23	200,000	210,236
Telefonica Emisiones 4.57% 4/27/23	250,000	273,924
Verizon Communications
2.45% 11/1/22	200,000	207,019
2.95% 3/15/22	200,000	207,338
5.15% 9/15/23	1,000,000	1,130,747
Vodafone Group 2.50% 9/26/22	250,000	259,165
		4,090,860
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Textiles–0.08%
Mohawk Industries 3.85% 2/1/23	200,000	$ 212,273
		212,273
Toys Games Hobby–0.10%
Hasbro 2.60% 11/19/22	240,000	249,070
		249,070
Transportation–1.19%
Burlington Northern Santa Fe
3.05% 3/15/22	250,000	257,738
3.05% 9/1/22	200,000	208,932
3.85% 9/1/23	200,000	218,456
FedEx 3.40% 1/14/22	170,000	176,212
Norfolk Southern
2.90% 2/15/23	200,000	210,519
3.25% 12/1/21	200,000	204,964
Ryder System
2.80% 3/1/22	300,000	308,954
3.40% 3/1/23	200,000	212,145
Union Pacific
2.95% 3/1/22	255,000	264,363
3.20% 6/8/21	250,000	254,943
United Parcel Service
2.35% 5/16/22	150,000	154,579
2.45% 10/1/22	300,000	313,302
2.50% 4/1/23	200,000	209,883
		2,994,990
Total Corporate Bonds (Cost $244,613,910)		249,066,030

	Number of Shares
MONEY MARKET FUND–1.39%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	3,510,069	3,510,069
Total Money Market Fund (Cost $3,510,069)		3,510,069

TOTAL INVESTMENTS–100.05% (Cost $248,123,979)	252,576,099

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(123,735)
NET ASSETS APPLICABLE TO 23,994,560 SHARES OUTSTANDING–100.00%	$252,452,364

LVIP SSGA Short-Term Bond Index Fund–11

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
See accompanying notes.
LVIP SSGA Short-Term Bond Index Fund–12

LVIP SSGA Short-Term Bond Index Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Short-Term Bond Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$249,066,030	$—	$249,066,030
Money Market Fund	3,510,069	—	—	3,510,069
Total Investments	$3,510,069	$249,066,030	$—	$252,576,099
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP SSGA Short-Term Bond Index Fund–13